Deferred tax (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Deferred tax assets have not been recognized	¥ 980,955		¥ 980,955
Accumulated Tax losses	920,192		¥ 920,192
PRC subsidiaries
Disclosure of transactions between related parties [line items]
Withholding tax (as percent)			10.00%
Deferred tax recognized for withholding taxes	0
Deferred tax liabilities have not been recognized	23,014		¥ 23,014
Deferred tax assets have not been recognized	230,048		230,048
Accumulated Tax losses	¥ 920,192		¥ 920,192
Predecessor
Disclosure of transactions between related parties [line items]
Deferred tax liabilities have not been recognized		¥ 20,452
Deferred tax assets have not been recognized		721,776
Accumulated Tax losses		631,930
Predecessor | PRC subsidiaries
Disclosure of transactions between related parties [line items]
Deferred tax recognized for withholding taxes		0
Deferred tax assets have not been recognized		157,983
Accumulated Tax losses		¥ 631,930